Document and Entity Information	Aug. 21, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Aug. 21, 2023
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	One Albert Quay
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	(353)
Local Phone Number	-21-423-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares Par Value 001 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
Notes 1000 Percent Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2023
Trading Symbol	JCI23A
Security Exchange Name	NYSE
Notes 3625 Percent Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2024
Trading Symbol	JCI24A
Security Exchange Name	NYSE
Notes 1375 Percent Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	JCI25A
Security Exchange Name	NYSE
Notes 3900 Percent Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2026
Trading Symbol	JCI26A
Security Exchange Name	NYSE
Notes 0375 Percent Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2027
Trading Symbol	JCI27
Security Exchange Name	NYSE
Notes 3000 Percent Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Notes due 2028
Trading Symbol	JCI 28
Security Exchange Name	NYSE
Notes 1750 Percent Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2030
Trading Symbol	JCI30
Security Exchange Name	NYSE
Sustainability Notes 2000 Percent Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Sustainability-Linked Senior Notes due 2031
Trading Symbol	JCI31
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2032
Trading Symbol	JCI32
Security Exchange Name	NYSE
M 4.900 Senior Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Senior Notes due 2032
Trading Symbol	JCI32A
Security Exchange Name	NYSE
Notes 4250 Percent Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2035
Trading Symbol	JCI35
Security Exchange Name	NYSE
Notes 6000 Percent Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
M 5.70 Senior Notes Due 20414 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
M 5.250 Senior Notes Due 20413 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
Notes 4625 Percent Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
Notes 5125 Percent Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
Debentures 6950 Percent Due December 12045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
Notes 4500 Percent Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
Notes 4950 Percent Due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE